COVID Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Covid Loans
COVID Loans

Note 5 – COVID Loans

In connection with the senseFly Acquisition, the Company assumed the obligations for two COVID Loans originally made by the SBA to senseFly S.A. on July 27, 2020 (“senseFly COVID Loans”). As of senseFly Acquisition Date, the fair value of the COVID Loan was $1,440,046 (“senseFly COVID Loans”). For the three and nine months ended September 30, 2023, senseFly S.A. made the required payments on the senseFly COVID Loans, including principal and accrued interest, aggregating approximately $87,052 for the three and nine months ended September 30, 2022, respectively, no payments of principal and interest were required. As of September 30, 2023, the Company’s outstanding obligations under the senseFly COVID Loans are $815,906. On August 25, 2023, the Company modified one (1) its existing agreements to extend the repayment period of the COVID Loan from a maturity date of December 2023 to June 2025. The other COVID loan remains unchanged.

As of September 30, 2023, scheduled principal payments due under the senseFly COVID Loans are as follows:

Year ending December 31,
2023 (rest of year)	$58,487
2024	306,722
2025	180,064
2026	90,213
2027	180,420
Total	$815,906

Note 8 – COVID Loan

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was enacted, which included amongst its many provisions, the creation of the Paycheck Protection Program (“PPP”). As part of the PPP, qualifying businesses were eligible to receive Small Business Administration (“SBA”) loans for use by such businesses for funding payroll, rent and utilities during a designed twenty-four week period through October 21, 2020 (“PPP Loan”). PPP Loans are unsecured, nonrecourse, accrue interest at a rate of one percent per annum, and mature on May 6, 2022. A portion or all of a PPP Loan is forgivable to the extent that an eligible business meets its obligations under the PPP. Additionally, any amounts owed, including unforgiven amounts under the PPP, are payable over two years, though may be extended up to five years upon approval by the SBA.

On May 6, 2020, AgEagle received a PPP Loan in the amount of $108,532. During the quarter ended June 30, 2021, the outstanding principal and accrued interest under the PPP Loan were forgiven by the SBA.

In connection with the senseFly Acquisition, the Company assumed the obligations for two COVID Loans originally made by the SBA to senseFly S.A. on July 27, 2020. As of senseFly Acquisition Date, the fair value of the COVID Loan was $1,440,046 (“senseFly COVID Loans”). During the years ended December 31, 2022 and 2021, senseFly S.A. made the required payments on the senseFly COVID Loans, including principal and accrued interest, aggregating approximately $345,484 and $356,000, respectively. As of December 31, 2022, the Company’s outstanding obligations under the senseFly COVID Loans are $893,269.

Note 8 – COVID Loan-Continued

As of December 31, 2022, scheduled principal payments due under the senseFly COVID Loans are as follows:

Year ending December 31,
2023	$446,456
2024	89,363
2025	89,363
2026	89,363
2027	89,363
Thereafter	89,361
Total	$893,269

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021